Basis of Presentation -Summary of Loans and Leases Policies (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Loans and Leases Receivable Disclosure [Line Items]
Sustained Performance Period To Return To Accrual Status	6 months
Threshold Period For Past Due Classification for Loans and Leases Receivable	30 days
Collateral on Impaired Loans and Foreclosed Property, Valuation Period	12 months
Threshold amount to establish a reserve on nonaccrual loans and TDRs (or more)	$ 5
Commercial: | Commercial and industrial
Loans and Leases Receivable Disclosure [Line Items]
Threshold Period Past Due for Placing on Nonaccrual Status of Loans	90 days	[1],[2],[3]
Threshold Period Past Due for Charge-off of Loans	90 days	[2],[3]
Commercial: | CRE
Loans and Leases Receivable Disclosure [Line Items]
Threshold Period Past Due for Placing on Nonaccrual Status of Loans	90 days	[1],[2],[3]
Threshold Period Past Due for Charge-off of Loans	90 days	[2],[3]
Commercial: | Commercial construction
Loans and Leases Receivable Disclosure [Line Items]
Threshold Period Past Due for Placing on Nonaccrual Status of Loans	90 days	[1],[2],[3]
Threshold Period Past Due for Charge-off of Loans	90 days	[2],[3]
Consumer: | Residential mortgage | Minimum
Loans and Leases Receivable Disclosure [Line Items]
Threshold Period Past Due for Placing on Nonaccrual Status of Loans	90 days	[1],[3],[4]
Threshold Period Past Due for Charge-off of Loans	90 days	[3],[4]
Consumer: | Residential mortgage | Maximum
Loans and Leases Receivable Disclosure [Line Items]
Threshold Period Past Due for Placing on Nonaccrual Status of Loans	180 days	[1],[3],[4]
Threshold Period Past Due for Charge-off of Loans	180 days	[3],[4]
Consumer: | Home equity | Minimum
Loans and Leases Receivable Disclosure [Line Items]
Threshold Period Past Due for Placing on Nonaccrual Status of Loans	90 days	[1],[3],[4]
Threshold Period Past Due for Charge-off of Loans	90 days	[3],[4]
Consumer: | Home equity | Maximum
Loans and Leases Receivable Disclosure [Line Items]
Threshold Period Past Due for Placing on Nonaccrual Status of Loans	120 days	[1],[3],[4]
Threshold Period Past Due for Charge-off of Loans	180 days	[3],[4]
Consumer: | Indirect auto
Loans and Leases Receivable Disclosure [Line Items]
Threshold Period Past Due for Placing on Nonaccrual Status of Loans	90 days	[1],[3],[4]
Threshold Period Past Due for Charge-off of Loans	120 days	[3],[4]
Consumer: | Other consumer | Minimum
Loans and Leases Receivable Disclosure [Line Items]
Threshold Period Past Due for Placing on Nonaccrual Status of Loans	90 days	[1],[3],[4]
Threshold Period Past Due for Charge-off of Loans	90 days	[3],[4]
Consumer: | Other consumer | Maximum
Loans and Leases Receivable Disclosure [Line Items]
Threshold Period Past Due for Placing on Nonaccrual Status of Loans	120 days	[1],[3],[4]
Threshold Period Past Due for Charge-off of Loans	120 days	[3],[4]
Consumer: | Student | Minimum
Loans and Leases Receivable Disclosure [Line Items]
Threshold Period Past Due for Charge-off of Loans	120 days	[3],[5],[6]
Consumer: | Student | Maximum
Loans and Leases Receivable Disclosure [Line Items]
Threshold Period Past Due for Charge-off of Loans	180 days	[3],[5],[6]
Credit card | Minimum
Loans and Leases Receivable Disclosure [Line Items]
Threshold Period Past Due for Charge-off of Loans	90 days	[3],[7]
Credit card | Maximum
Loans and Leases Receivable Disclosure [Line Items]
Threshold Period Past Due for Charge-off of Loans	180 days	[3],[7]

[1]	Loans may be returned to performing status when (i) the borrower has resumed paying the full amount of the scheduled contractual interest and principal payments, (ii) management concludes that all principal and interest amounts contractually due (including arrearages) are reasonably assured of repayment, and (iii) there is a sustained period of repayment performance, generally a minimum of six months.
[2]	Or when it is probable that principal or interest is not fully collectible, whichever occurs first.
[3]	The timing of nonaccrual and charge-off evaluations are accelerated in circumstances where the borrower has filed for bankruptcy.
[4]	Depends on product type, loss mitigation status, status of the government guaranty, if applicable, and certain other product-specific factors.
[5]	Government guaranteed loans are considered to be in default once they reach 270 days past due and claims are generally filed once the loans reach 365 days past due. The non-guaranteed balance, which ranges from 2-3%, is charged off once the claim proceeds related to the guaranteed portion have been received, which typically occurs no later than 365 days past due.
[6]	Student loans are not placed in nonperforming status, which reflects consideration of governmental guarantees or accelerated charge-off policies related to certain non-guaranteed portfolios.
[7]	Credit cards are generally not placed on nonperforming status, but are fully charged off at specified delinquency dates consistent with regulatory guidelines.